DESCRIPTION OF BUSINESS	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS
1.	DESCRIPTION OF BUSINESS
Organization and Merger
Abacus Life, Inc. (“the Company”) was formerly known as East Resources Acquisition Company (“ERES”), a blank check company incorporated in Delaware on May 22, 2020. Abacus Life, Inc. conducts its business through its wholly-owned, consolidated subsidiaries, primarily Abacus Settlements LLC (“Abacus”) and Longevity Market Assets, LLC (“LMA”), which are incorporated in the state of Delaware (collectively, the “Companies”). On June 30, 2023, (the “Closing Date”), ERES, Longevity Market Assets, LLC and Abacus Settlements, LLC consummated the combining of the Companies as contemplated by the Merger Agreement dated as of August 30, 2022 (as amended on October 14, 2022 and April 20, 2023) with LMA Merger Sub, LLC, a wholly owned subsidiary of ERES (“LMA Merger Sub”), Abacus Merger Sub, LLC, a wholly owned subsidiary of ERES (“Abacus Merger Sub”), Longevity Market Assets, LLC (“LMA”) and Abacus Settlements, LLC (“Legacy Abacus” and, together with LMA, the “Legacy Companies”). Pursuant to the Merger Agreement, on June 30, 2023, (i) LMA Merger Sub merged with and into LMA, with LMA surviving such merger (the “LMA Merger”) and (ii) Abacus Merger Sub merged with and into Legacy Abacus, with Legacy Abacus surviving such merger (the “Abacus Merger” and, together with the LMA Merger, the “Mergers” and, along with the other transactions contemplated by the Merger Agreement, the “Business Combination”) and the Legacy Companies became direct wholly owned subsidiaries of Abacus and ERES changed its name to Abacus Life, Inc.
The condensed consolidated assets, liabilities and statements of operations and comprehensive income prior to the Business Combination are those of legacy LMA. The stocks and corresponding capital amounts and income per stock, prior to the Business Combination, have been retroactively restated based on stocks reflecting the exchange ratio established in the Business Combination.
The equity structure has been recast in all comparative periods up to the Closing Date to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to legacy LMA’s stockholders in connection with the Business Combination. As such, the shares and corresponding capital amounts and earnings per share related to legacy LMA common stock prior to the Business Combination have been retroactively recast as shares reflecting the exchange ratio of 0.8 established in the Business Combination.
Business Activity
The Company, through its LMA subsidiary, is a provider of services pertaining to life insurance settlements and offers policy servicing to owners and purchasers of life settlement assets, as well as consulting, valuation, and actuarial services. The Company is also engaged in buying and selling of life settlement policies in which it uses its own capital, and purchases life settlement contracts with the intent to either hold to maturity to receive the associated death claim payout or to sell to another purchaser of life settlement contracts for a gain on the sale.
The Company, through its Abacus subsidiary, also is an originator of outstanding life insurance policies as a licensed life settlement provider on behalf of investors (“Financing Entities”). Abacus locates and screens policies for eligibility as a commercially desirable life settlement, including verifying that the policy is in force, obtaining consents and disclosures, and submitting cases for life expectancy estimates, also known, collectively, as origination services. When the sale of a policy is completed, this is deemed “settled” and the policy is then referred to as either a “life settlement” in which the insured’s life expectancy is greater than two years or “viatical settlement,” in which the insured’s life expectancy is less than two years. The Company is not an insurance company, and therefore the Company does not underwrite insurable risks for its own account.